Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Summary of effect on the classification and measurement of financial assets and liabilities

The following table summarizes the effect on the classification and measurement of SEK’s financial assets and liabilities as of January 1, 2018:

Skr mn Financial assets	Measurement category under IAS 39	Carrying amount under IAS 39	Reclassification	ECL	Carrying amount under IFRS 9	Measurement category under IFRS 9

Cash and cash equivalents	Loans and accounts receivable	1,231	—	0	1,231	AMC
Treasuries/government bonds(1)	Available-for-sale assets	4,382	4,382	—	4,382	FVTPL
Other interest-bearing securities except loans(1)	Available-for-sale assets	39,694	39,694	—	39,694	FVTPL
	Assets at fair value through profit or loss (FVO)	113	113	—	113	FVTPL
Loans in the form of interest-bearing securities	Loans and accounts receivable	41,125	—	-17	41,108	AMC
Loans to credit institutions	Loans and accounts receivable	23,198	—	-2	23,196	AMC
Loans to the public	Loans and accounts receivable	141,111	—	40	141,151	AMC
Derivatives(2)	Assets at fair value through profit or loss	7,803	—	—	7,803	FVTPL

Total financial assets		258,657	44,189	21	258,678

Financial liabilities	Measurement category under IAS 39	Carrying amount under IAS 39	Reclassification	ECL	Carrying amount under IFRS 9	Measurement category under IFRS 9

Borrowings from credit institutions	Other financial liabilities	2,317	—	—	2,317	AMC
Borrowing from the public	Other financial liabilities	0	—	—	0	AMC
Senior securities issued	Financial liabilities at fair value through profit or loss (FVO)	63,421	—	—	63,421	FVTPL
	Other financial liabilities	159,095	—	—	159,095	AMC
Derivatives(2)	Financial liabilities at fair value through profit or loss	16,480	—	—	16,480	FVTPL
Subordinated securities issued	Other financial liabilities	2,040	—	—	2,040	AMC
Provisions(3)		45	—	3	48

Total financial liabilities		243,398	—	3	243,401

(1)

As of January 1, 2018, SEK has made an assessment of the liquidity investments that were previously classified as available-for-sale assets. The conclusion was that these are included in a portfolio where the business model entails measurement at fair value and, accordingly, they are recognized at fair value through profit or loss (FVTPL). Those liquidity investments that were previously classified at fair value pursuant to the fair-value option are also classified at FVTPL due to the portfolio’s business model. Certain fixed-rate liquidity investments were already subject to hedge accounting and, from January 1, 2018, these hedge accounting relationships have been terminated since liquidity investments are now measured at FVTPL.

(2)

SEK previously applied its own classification for derivatives in its hedge accounting. As of January 1, 2018, these will not be separated into an own category, and will instead be categorized together with other derivatives at FVTPL.

(3)	Accumulated expected credit losses for non-financial items are reported under provisions in the statement of financial position.

Summary effect of IFRS on reserves and retained earnings

Skr mn	Reserves and retained earnings
Reserve for changes in own credit risk
Closing balance under IAS 39 (December 31, 2017)	—
The impact of transferring value changes due to changes in credit risk to the Reserve for changes in own credit risk	-578
Tax	127

Opening balance under IFRS 9 (January 1, 2018)	-451

Fair-value reserve
Closing balance under IAS 39 (December 31, 2017)	9
Reclassification of instruments from AFS to FVTPL	-12
Tax	3

Opening balance under IFRS 9 (January 1, 2018)	—

Retained earnings
Closing balance under IAS 39 (December 31, 2017)	13,554
The impact of transferring value changes due to changes in credit risk to the Reserve for changes in own credit risk	451
Reclassification of instruments from AFS to FVTPL	9
Effect of IFRS 9 — ECL	18
Tax	-4

Opening balance under IFRS 9 (January 1, 2018)	14,028

Total changes in equity on introduction of IFRS 9	14

Schedule of reconciliation of the closing balance for accumulated impairments under IAS 39 and the opening balance for accumulated impairments under IFRS 9

Skr mn	Impairment reserve under IAS 39 as of December 31, 2017	Revaluation	ECL IFRS 9 January 1, 2018
Reserve for changes in own credit risk regarding:
Loans and receivables under IAS 39/financial assets at amortized cost under IFRS 9	155	-21	134
Available-for-sale assets under IAS 39/FVTPL pursuant to IFRS 9	—	—	—

Total	155	-21	134

Collateral provided and contingent liabilities	—	3	3

Total	155	-18	137